WARRANTS (Details) (USD $)	Sep. 30, 2013
Warrants
Total outstanding warrants accounted for as derivative warrant liability	700,000
Weighted average exercise price	$ 20.61
Weighted average time to expiration in years	3 years 11 months 23 days
DebtHolderAcquisition1 [Member]
Warrants
Number of Shares Exercisable	400,000
Exercise Price	$ 20.00
Date of Expiration	Aug. 31, 2017
DebtHolderAcquisition2 [Member]
Warrants
Number of Shares Exercisable	100,000
Exercise Price	$ 21.30
Date of Expiration	Sep. 20, 2017
Investors1 [Member]
Warrants
Number of Shares Exercisable	50,000
Exercise Price	$ 22.70
Date of Expiration	Oct. 17, 2017
Investors2 [Member]
Warrants
Number of Shares Exercisable	150,000
Exercise Price	$ 21.10
Date of Expiration	Nov. 06, 2017